Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended		60 Months Ended	90 Months Ended		92 Months Ended	106 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024 [6]	Sep. 30, 2024 [2]	Sep. 30, 2024
SMALLCAP World Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-6
Average Annual Return, Percent	[1]	21.46%			8.84%					8.88%
SMALLCAP World Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-5
Average Annual Return, Percent	[1]	21.41%			8.78%					8.82%
SMALLCAP World Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-5E
Average Annual Return, Percent	[1]	21.29%			8.67%				9.02%
SMALLCAP World Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-4
Average Annual Return, Percent	[1]	21.04%			8.45%					8.50%
SMALLCAP World Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-3
Average Annual Return, Percent	[1]	20.67%			8.13%					8.16%
SMALLCAP World Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-2E
Average Annual Return, Percent	[1]	20.49%			7.96%					8.05%
SMALLCAP World Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-2
Average Annual Return, Percent	[1]	20.15%			7.65%					7.69%
SMALLCAP World Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class R-1
Average Annual Return, Percent	[1]	20.15%			7.65%					7.67%
SMALLCAP World Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-F-3
Average Annual Return, Percent	[1]	21.40%	5.37%	[3]
SMALLCAP World Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-F-2
Average Annual Return, Percent	[1]	21.32%	5.31%	[4]
SMALLCAP World Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-F-1
Average Annual Return, Percent	[1]	21.17%			8.60%					8.64%
SMALLCAP World Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	18.22%			8.10%	8.60%	[5]
SMALLCAP World Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-E
Average Annual Return, Percent	[1]	20.73%			8.18%					8.20%
SMALLCAP World Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	19.08%			7.58%					8.00%
SMALLCAP World Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	16.72%			7.62%					8.03%
SMALLCAP World Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class F-3
Average Annual Return, Percent	[1]	21.46%			8.83%			9.41%
SMALLCAP World Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class F-2
Average Annual Return, Percent	[1]	21.32%			8.71%					8.76%
SMALLCAP World Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class F-1
Average Annual Return, Percent	[1]	20.96%			8.39%					8.44%
SMALLCAP World Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	18.32%			8.16%	8.65%	[7]
SMALLCAP World Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	19.11%			7.63%					7.81%
SMALLCAP World Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	14.06%			7.15%					7.83%
Without Sales Load [Member] | SMALLCAP World Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	21.26%			8.65%	8.96%	[5]
Without Sales Load [Member] | SMALLCAP World Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	20.08%			7.58%					8.00%
Without Sales Load [Member] | SMALLCAP World Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	20.95%			8.39%					8.42%
Without Sales Load [Member] | SMALLCAP World Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	21.35%			8.71%	9.02%	[7]
Without Sales Load [Member] | SMALLCAP World Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	20.11%			7.63%					7.81%
Without Sales Load [Member] | SMALLCAP World Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMALLCAP World Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	21.01%			8.43%					8.47%
MSCI ACWI IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index
Average Annual Return, Percent	[8]	30.96%	13.36%	[3],[4]	11.87%	10.61%	[5],[7]	10.76%	10.34%	9.20%
MSCI All Country World Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Cap Index
Average Annual Return, Percent	[8]	24.62%	11.27%	[3],[4]	9.40%	8.09%	[5],[7]	8.23%	8.56%	7.81%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class R-5E shares were first offered on November 20, 2015.
[3]	Class 529-F-3 shares were first offered on October 30, 2020.
[4]	Class 529-F-2 shares were first offered on October 30, 2020.
[5]	Class 529-T shares were first offered on April 7, 2017.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class T shares were first offered on April 7, 2017.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.